Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	12/31/2010

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):		[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Richard C. Young & Co., Ltd.
Address:	98 William Street
		Newport, RI 02840

Form 13F File Number:	028-12215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Christopher Stack
Title:		Senior Vice President
Phone:		4018492137

Report Type

[x]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

Form 13F Summary Page

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	297,848 (x$1,000)

List of Other Included Managers:	None.

NAME ISS			TIT OF CL	CUS          	VAL x$1000	SHS 		INV DIS	OT MAN	VOT

AT&T INC			COM		00206R102	3,287		111,878 (SH)	SLE	NO	NO
AMERICAN STS WTR CO		COM		029899101	861		24,966(SH)	SLE	NO	NO
ATMOS ENERGY CORP		COM		049560105	4,148		132,944(SH)	SLE	NO	NO
BANK NOVA SCOTIA HALIFAX	COM		064149107	2,993		52,317 (SH)	SLE	NO	NO
BLACK HILLS CORP		COM		092113109	1,850		61,672 (SH)	SLE	NO	NO
BLACKROCK ENERGY & RES TR	COM		09250U101	5,602		194,914(SH)	SLE	NO	NO
BLACKROCK ENHANCED DIV ACHV	COM		09251A104       4,070		467,834(SH)	SLE	NO	NO
BLACKROCK REAL ASSET EQUITY	COM		09254B109	5,237		358,250(SH)	SLE	NO	NO
BLACKROCK ENH CAP & INC FD I	COM		09256A109	4,791		322,644(SH)	SLE	NO	NO
BUCKEYE PRTN LP 		UNT LTD PRTN	118230101	1,904		28,486(SH)	SLE	NO	NO
CALIFORNIA WTR SVC GROUP	COM		130788102	715		19,182(SH)	SLE	NO	NO
CATERPILLAR INC DEL		COM		149123101	3,503		37,399(SH)	SLE	NO	NO
COCA COLA CO			COM		191216100	4,314		65,591(SH)	SLE	NO	NO
COLGATE PALMOLIVE CO		COM		194162103	1,504		18,715(SH)	SLE	NO	NO
COMPANHIA ENERGETICA DE MINA	SP ADR 		204409601	3,257		196,320(SH)	SLE	NO	NO
CONNECTICUT WTR SVC INC		COM		207797101	1,930		69,227(SH)	SLE	NO	NO
CURRENCYSHARES SWISS FRC T	SWISS FRC SH	23129V109	7,929		74,559(SH)	SLE	NO	NO
DIAGEO PLC			SPON ADR NEW	25243Q205	3,287		44,223(SH)	SLE	NO	NO
DUKE ENERGY CORP NEW		COM		26441C105	4,218		236,839(SH)	SLE	NO	NO
HARLEY DAVIDSON INC		COM		412822108	1,981		57,139(SH)	SLE	NO	NO
HEINZ H J CO			COM		423074103	2,706		54,704(SH)	SLE	NO	NO
ISHARES INC			MSCI CDA INDEX	464286509	27,468		886,074(SH)	SLE	NO	NO
ISHARES INC			MSCI SWITZERLD	464286749	10,802		430,721(SH)	SLE	NO	NO
ISHARES TR			DJ OIL&GAS EXP	464288851	9,183		143,819(SH)	SLE	NO	NO
JOHNSON & JOHNSON		COM		478160104	3,844		 62,155(SH)	SLE	NO	NO
KIMBERLY CLARK CORP		COM		494368103	4,154		65,893(SH)	SLE	NO	NO
KINDER MORGAN MANAGEMENT LLC	SHS		49455U100	1,266		18,923(SH)	SLE	NO	NO
KINDER MORGAN ENRGY PRTN	UT LTD PRTN	494550106	3,397		 48,342(SH)	SLE	NO	NO
KRAFT FOODS INC			CL A		50075N104	3,230		102,508(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		AGRIBUS ETF	57060U605	9,933		185,524(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		BRAZL SMCP ETF	57060U613	13,044		226,150(SH)	SLE	NO	NO
MIDDLESEX WATER CO		COM		596680108	3,073		167,449(SH)	SLE	NO	NO
NEXTERA ENERGY INC		COM		65339F101	3,825		73,587(SH)	SLE	NO	NO
NORTHWEST NAT GAS CO		COM		667655104	3,636		78,241(SH)	SLE	NO	NO
NUSTAR ENERGY LP		UNIT COM	67058H102	2,789		40,136(SH)	SLE	NO	NO
PEPSICO INC			COM		713448108	3,480		 53,268(SH)	SLE	NO	NO
PIEDMONT NAT GAS INC		COM		720186105	3,125		 111,754(SH)	SLE	NO	NO
PLUM CREEK TIMBER CO INC	COM		729251108	2,793		 74,569(SH)	SLE	NO	NO
RAYONIER INC			COM		754907103	4,481		 85,314(SH)	SLE	NO	NO
SPDR GOLD TRUST			GOLD SHS	78463V107	57,111		 411,703(SH)	SLE	NO	NO
SPDR S&P MIDCAP 400 ETF TR	UTSER1 S&PDCRP	78467Y107	239		1,453(SH)	SLE	NO	NO
SELECT SECTOR SPDR TR		SBI INT-UTILS	81369Y886	10,547		336,542(SH)	SLE	NO	NO
STATOIL ASA			SPONSORED ADR	85771P102	1,605		67,513(SH)	SLE	NO	NO
SUNOCO LOGISTICS PRTNRS LP	COM UNITS	86764L108	1,692		20,239(SH)	SLE	NO	NO
TELE NORTE LESTE PART SA	SPON ADR PFD	879246106	1,258		85,587(SH)	SLE	NO	NO
TC PIPELINES LP			UT COM LTD PRT	87233Q108	2,718		52,270(SH)	SLE	NO	NO
UNILEVER PLC ADR		SPON ADR NEW	904767704	4,242		137,366(SH)	SLE	NO	NO
UNITED TECHNOLOGIES CORP	COM		913017109	3,019		 38,347(SH)	SLE	NO	NO
VANGUARD WORLD FDS		CONSUM STP ETF	92204A207	14,931		203,446(SH)	SLE	NO	NO
VANGUARD WORLD FDS		INDUSTRIAL ETF	92204A603	6,059		93,477(SH)	SLE	NO	NO
VECTREN CORP			COM		92240G101	3,498		137,836(SH)	SLE	NO	NO
VERIZON COMMUNICATIONS INC	COM		92343V104	4,090		114,320(SH)	SLE	NO	NO
XCEL ENERGY INC			COM		98389B100	3,229		137,121(SH)	SLE	NO	NO